COLLABORATION AGREEMENTS	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
COLLABORATION AGREEMENTS
NOTE 8 - COLLABORATION AGREEMENTS:

a.
In 2007, the Company granted rights to a third party for use and commercialization of a product for skin protection. Under this agreement, the Company is entitled to royalties during the years 2016 to 2024. Based on current sales, royalties are not material.

b.
In 2016 through 2020, the Company entered into several collaboration agreements mainly with one third party (the "Partner") for the development, manufacturing and commercialization of several product candidates (including an agreement assumed by the Company in August 2018, following the transfer of an in-process research and development product candidate from a related party).

c.
Under the agreements, the Partner is obligated to conduct regulatory, scientific, clinical and technical activities necessary to develop the product and prepare and file an abbreviated new drug application ("ANDA"), with the FDA and gain regulatory approval. The Company participates in the development of the product candidates, including participation in joint steering committees and is obligated for sourcing the active pharmaceutical ingredient (API) during the development phase.

Upon FDA approval, the Partner has exclusive rights and is required to use diligent efforts to commercialize these products in territories defined under the agreements, including all required sales, marketing and distributing activities associated with the agreements. The Company is entitled to a share of the Partner's gross profits related to the sale of the products, as such term is defined in each of the agreements.

These Agreements are considered to be within the scope of ASC 808, as the parties are active participants and exposed to the risks and rewards of the collaborative activity. The Company recognizes collaboration revenues when the related sales occur.

In November 2021, the Company entered into a new agreement ("New Agreement") with the Partner, to sell its rights to the Partner in relation to ten generic collaborative agreements between the parties in consideration of $21,500 which was paid over 24 months. Under the New Agreement, the Company has retained collaboration rights to two generic programs related to four generic drug candidates, and is no longer entitled to receive its share in profit as detailed above.

In addition, the Company ceased paying any outstanding and future operational costs related to these collaborative agreements.